Obligation to FIDC FGTS Quota Holders (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Obligation To FIDC FGTS Quota Holders [Abstract]
Maturity years of quotas	6 years
Remuneration of CDI rate	1.50%
Redeemed prior senior quotas	6 years
Interest accrued	R$ (30,947)	R$ 23,604